FAIR VALUE MEASUREMENTS (FY) (Details) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
FAIR VALUE MEASUREMENTS [Abstract]
Investments held in Trust Account	$ 85,086,232		$ 88,654,397	$ 91,872,418
Proceeds from Trust Account			0	600,000
Interest income withdrawn from Trust Account	0	$ 600,000	0	600,000
Accrued dividends	260,910			0
Cash withdrawn from Trust Account in connection with redemption	$ 8,158,743	$ 0
Cash [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments held in Trust Account			430	234
U.S. Treasury Securities [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments held in Trust Account			$ 88,653,967	91,872,184
U.S. Treasury Securities [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments held in Trust Account				$ 91,872,184